Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2019, 2018, and 2017 is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	359,496	18.45	208,788	24.78	102,793	31.94
Granted	277,066	8.00	155,053	9.76	110,343	17.84
Exercised	(30,968)	8.96	—	—	—	—
Forfeited / expired	—	—	(4,345)	12.45	(4,348)	17.84
Outstanding - end of year	605,594	14.16	359,496	18.45	208,788	24.78

Exercisable - end of year	309,609	19.12	224,687	21.54	131,906	26.71

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	134,809	13.30	76,881	21.47	36,539	32.20
Granted	218,223	8.00	92,041	9.76	60,791	17.84
Vested	(57,048)	15.54	(29,768)	23.56	(16,101)	33.10
Forfeited / expired	—	—	(4,345)	12.45	(4,348)	17.84
Outstanding non-vested stock options - end of year	295,984	8.96	134,809	13.30	76,881	21.47